TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Applicable tax rate (percentage)	25.00%	25.00%
Profit before tax	£ 528	£ 764
Tax calculated at the statutory rate of 25% (H1-25: 25%)	132	191
Bank surcharge on profits	16	21
Non-deductible preference dividends paid	3	4
Non-deductible UK Bank Levy	5	6
Other non-deductible costs and non-taxable income	1	4
Tax relief on dividends in respect of other equity instruments	(14)	(20)
Adjustment to prior year provisions	0	(10)
Tax on profit	£ 143	£ 196